FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - Foreign exchange risk - US. Dollar Rp in Billions	Dec. 31, 2025 IDR (Rp)
FINANCIAL INSTRUMENTS
Increase in percent (as a percent)	1.00%
Equity change	Rp 135